Shareholder Report		6 Months Ended	12 Months Ended
		Feb. 28, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard CMT Funds
Entity Central Index Key		0001273878
Entity Investment Company Type		N-1A
Document Period End Date		Feb. 28, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000007078
Shareholder Report [Line Items]
Fund Name		Market Liquidity Fund
Class Name		Investor Shares
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$0	0.005%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 0
Expense Ratio, Percent	[1]	0.005%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 134,320,000,000
Holdings Count | Holding		232
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$134,320
Number of Portfolio Holdings	232

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	65.2%
8 to 30 Days	11.1%
31 to 60 Days	14.8%
61 to 90 Days	3.4%
91 to 180 Days	5.5%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	(1.7%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007079
Shareholder Report [Line Items]
Fund Name		Municipal Low Duration Fund
Class Name		Investor Shares
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$0	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 0
Expense Ratio, Percent	[2]	0.01%
Material Change Date			Aug. 31, 2025
AssetsNet		$ 6,546,000,000
Holdings Count | Holding		343
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of February 28, 2026)

Table Summary
Fund Net Assets (in millions)	$6,546
Number of Portfolio Holdings	343
Portfolio Turnover Rate	13%

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of February 28, 2026)

Table Summary
1 to 7 Days	95.6%
8 to 30 Days	0.3%
31 to 60 Days	0.3%
61 to 90 Days	0.3%
91 to 180 Days	2.2%
Over 180 Days	2.6%
Other Assets and Liabilities—Net	(1.3%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.